Document and Entity Information	3 Months Ended
Dec. 28, 2013
Entity Registrant Name	TYSON FOODS INC
Entity Central Index Key	0000100493
Document Type	8-K
Document Period End Date	Dec. 28, 2013
Amendment Flag	false